Statement of Changes in Net Assets Available for Benefits - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 693
Employer	817
Rollover	175
Total Contributions	1,685
Investment income
Plan interest in Master Trust investment income	1,849
Interest income from notes receivable from participants	13
Other income	1
Total investment income	1,863
Total additions, net	3,548
Deductions from net assets attributed to
Benefits paid to participants	496
Administrative expenses	54
Total deductions	550
Net increase in net assets available for benefits before net transfers	2,998
Transfers as a result of transferred employees	(491)
Net Assets Available for Benefits
Net assets available for benefits, beginning of year	8,692
Net assets available for benefits, end of year	$ 11,199